Statements of Stockholders Equity (unaudited) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital [Member]	Net Former Parent Investment [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2023	$ 409,849			$ 410,646	$ (797)
Stock-based compensation	26,827			26,827	0
Net parent investment	117,523			117,523	0
Comprehensive income, net	1,102			0	1,102
Net loss	(163,705)			(163,705)	0
Ending Balance at Dec. 31, 2024	391,596			391,291	305	$ 0
Stock-based compensation	7,746			7,746	0	0
Net parent investment	5,716			5,716	0	0
Comprehensive income, net	(144)			0	(144)	0
Net loss	(47,196)			(47,196)	0	0
Ending Balance at Mar. 31, 2025	357,718			357,557	161	0
Beginning Balance at Dec. 31, 2024	391,596			391,291	305	0
Net loss	(89,641)
Ending Balance at Jun. 30, 2025	270,657			270,663	(6)	0
Beginning Balance at Dec. 31, 2024	391,596			391,291	305	0
Stock-based compensation	32,300			32,300	0
Net parent investment	30,010			30,010	0
Comprehensive income, net	(329)			0	(329)
Net loss	(166,087)			(166,087)	0
Ending Balance at Dec. 31, 2025	$ 287,490	$ 0	$ 0	287,514	(24)	0
Ending Balance at Dec. 31, 2025	0	0
Beginning Balance at Mar. 31, 2025	$ 357,718			357,557	161	0
Stock-based compensation	7,656			7,656	0	0
Net parent investment	(52,105)			(52,105)	0	0
Comprehensive income, net	(167)			0	(167)	0
Net loss	(42,445)			(42,445)	0	0
Ending Balance at Jun. 30, 2025	270,657			270,663	(6)	0
Beginning Balance at Dec. 31, 2025	287,490	$ 0	0	287,514	(24)	0
Stock-based compensation	11,503	$ 0	0	11,503	0	0
Stock-based compensation, Shares		0
Net parent investment	9,077	$ 0	0	9,077	0	0
Net parent investment, shares		0
Comprehensive income, net	(122)	$ 0	0	0	(122)	0
Net loss	(50,484)	0	0	(50,484)	0	0
Ending Balance at Mar. 31, 2026	$ 257,464	$ 0	0	257,610	(146)	0
Ending Balance at Mar. 31, 2026		0
Beginning Balance at Dec. 31, 2025	0	0
Beginning Balance at Dec. 31, 2025	$ 287,490	$ 0	0	287,514	(24)	0
Net loss	(83,858)
Ending Balance at Jun. 30, 2026	$ 168,796	$ 35	193,337	0	0	(24,576)
Ending Balance at Jun. 30, 2026	35,390,679	35,391,000
Beginning Balance at Mar. 31, 2026		0
Beginning Balance at Mar. 31, 2026	$ 257,464	$ 0	0	257,610	(146)	0
Issuance of common stock from exercises of options	2,591	$ 0	2,591	0	0	0
Issuance of common stock from exercises of options, Share		441,000
Issuance of common stock upon vesting of restricted stock units and performance stock units	0	$ 0	0	0	0	0
Issuance of common stock upon vesting of restricted stock units and performance stock units, Share		57,000
Issuance of common stock in connection with the spin-off and reclassification of net parent investment	(241,041)	$ 29	109,214	(350,284)	0	0
Issuance of common stock in connection with the spin-off and reclassification of net parent investment, Share		29,101,000
Issuance of common stock, net of transaction costs	74,691	$ 6	74,685	0	0	0
Issuance of common stock, net of transaction costs, Share		5,792,000
Stock-based compensation	8,319	$ 0	6,847	1,472	0	0
Stock-based compensation, Shares		0
Transfers from former parent	100,000	$ 0	0	100,000	0	0
Transfers from former parent, Shares		0
Comprehensive income, net	146	$ 0	0	0	146	0
Net loss	(33,374)	0	0	(8,798)	0	(24,576)
Ending Balance at Jun. 30, 2026	$ 168,796	$ 35	$ 193,337	$ 0	$ 0	$ (24,576)
Ending Balance at Jun. 30, 2026	35,390,679	35,391,000